Document and Entity Information	6 Months Ended
Jul. 31, 2018
Document And Entity Information
Entity Registrant Name	NAKED BRAND GROUP Ltd
Entity Central Index Key	0001707919
Document Type	POS AM
Document Period End Date	Jul. 31, 2018
Amendment Flag	true
Amendment Description	Post-Effective Amendment No. 2
Entity Filer Category	Non-accelerated Filer